Schedule of Summary of Consolidated Net Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenues	$ 336				$ 1,114		$ 747	$ 43
Cost of sales	257				892		609
Research and development							848	6,655
Total operating expenses	754		1,249		1,778	5,463	9,174	12,047
Operating loss	(418)		(1,249)		(664)	(5,463)	(8,427)	(12,004)
Total other income (expense), net	22		1		101	9	5,436	10
Loss before taxes	(396)		(1,248)		(563)	(5,454)	(2,991)	(11,994)
Income tax benefit / (charge)	(9)		(2)		(39)	(2)	(7)	782
Net loss	$ (405)	$ (197)	$ (1,318)	$ (81)	$ (602)	$ (1,399)	(2,998)	(11,212)
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Revenues							747	43
Cost of sales							609
Research and development							848	6,655
General and administrative							7,717	5,392
Total operating expenses							9,174	12,047
Operating loss							(8,427)	(12,004)
Total other income (expense), net							5,436	10
Loss before taxes							(2,991)	(11,994)
Income tax benefit / (charge)							(7)	782
Net loss							$ (2,998)	$ (11,212)